Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
During 2020, the board of directors approved the Group’s share-based employee compensation plan, the 2020 Omnibus Incentive Plan (“the Plan”). Under the Plan, the Group granted new restricted shares to designated employees, with the following salient features:

	2021 Grant 1	2021 Grant 2	2022 Grant 1	2022 Grant 2	2023 Grant 1	2023 Grant 2	2024 Grant 1	2024 Grant 2
Grant date	February 16, 2021	March 31, 2021	February 9, 2022	March 24, 2022	February 8, 2023	March 23, 2023	February 8, 2024	March 20, 2024
First vesting date (tranche 1)	January 2, 2022	January 2, 2022	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025
Second vesting date (tranche 2)	January 2, 2023	January 2, 2023	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026
Third vesting date (tranche 3)	January 2, 2024	January 2, 2024	January 2, 2025	January 2, 2025	January 2, 2026	January 2, 2026	January 2, 2027	January 2, 2027
Total number of restricted shares awards	180,000	132,190	279,000	149,377	379,000	129,808	451,100	89,728
Number of restricted shares awards vesting each period	60,000	44,063	93,000	49,792	126,333	43,269	150,367	29,909
Grant date fair value per share ($)	$7.94	$8.17	$7.76	$7.23	$8.30	$8.32	$12.95	$13.24
The grant date fair value of restricted shares was determined based on the closing quoted prices of the Company’s share on Nasdaq on the grant dates.
The restricted share awards vest on the condition that the participants are in continued employment with the Company or any of its subsidiaries on the applicable vesting date. There are no other vesting conditions.
For the year ended December 31, 2024, share-based compensation expense of $4,628 thousand (2023: $3,249 thousand) was recorded in the consolidated statement of income, within the general and administrative expenses and with a corresponding impact on common shares and additional paid-in capital as shown in the consolidated statement of changes in equity.
A summary of restricted shares activity under the share-based compensation plan for the year ended December 31, 2024 is as follows:

(Expressed in thousands of U.S. Dollars, except share and per share information)	Number of shares	Weighted average Grant date fair value per share	Aggregate value

RSAs granted and unvested at beginning of year	877,130	8.05	$7,057
Granted	540,828	13.00	7,030
Vested	(397,293)	7.99	(3,174)
Forfeited	(29,450)	9.31	(274)
RSAs granted and unvested at end of year	991,215	10.73	$10,639
The weighted average grant-date fair value per share of the Company’s restricted stock awards granted during the year ended December 31, 2024 and 2023 was $13.00 and $8.30, respectively. The fair value of restricted share awards that vested during the year ended December 31, 2024 and 2023 was $3,174 thousand and $2,327 thousand, respectively. As of December 31, 2024, there was $6,105 thousand of total unrecognized compensation expense related to restricted shares compensation plan granted by the Company. The weighted-average period over which this expense is expected to be recognized is 3 years.
Employee share purchase plan
During August 2024, the board of directors approved the Group’s Global and U.K. Employee Share Purchase Plans (collectively “ESPP”). The ESPPs are non-qualified plans that provide eligible employees of the Company and its designated affiliates with an opportunity to purchase ordinary shares at a discount through payroll deductions. Under the terms of the plans, for every share purchased by eligible employees, the Company will award the employee with a matching share (subject to vesting periods) on the date of purchase of the shares. This, in effect, allows eligible employees to purchase ordinary shares in the Company at a 50% discount. Under the ESPPs, eligible employees may elect to contribute a maximum of $2.5 thousand or £1.8 thousand of their eligible compensation per fiscal year evenly over each quarterly offering period. The ESPP provides for a limit of 400 thousand shares of common stock that can be awarded under the plans subject to certain guidelines set forth in the plans.
As at December 31, 2024, 400 thousand shares of common stock remain available for allotment under the ESPP. During 2024, there were nil shares issued and the expense associated with the ESPP is not material.